Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2018
Monthly Period Ending:	03/31/2018
Prev. Distribution/Close Date:	03/08/2018
Distribution Date:	04/09/2018
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	36

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$365,035,557

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	13,274,370
{3} Collections on Receivables paid off during period				{3}	5,338,034
{4} Receivables becoming Liquidated Receivables during period				{4}	3,200,358
{5} Receivables becoming Purchased Receivables during period				{5}	5,567
{6} Other Receivables adjustments				{6}	354
{7} Less amounts allocable to Interest				{7}	(3,669,854)

{8} Total Monthly Principal Amounts					{8}	18,148,829

{9} End of period Aggregate Principal Balance					{9}	$346,886,728

{10} Pool Factor					{10}	27.2709697%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$84,215,401

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	15,517,249
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$68,698,152

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	74.6151320%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$337,545,401

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		15,517,249
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$322,028,152

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		26.8356793%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$346,886,728
{27} 14.50 % of Ending Aggregate Principal Balance							{27}	50,298,576
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	24,858,576
{30} Required Pro Forma Note Balance {26} - {29}							{30}		322,028,152

{31} Beginning Note Balance							{31}	337,545,401
{32} Total Monthly Principal Amount							{32}	(18,148,829)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		319,396,572

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		2,631,580
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		2,631,580
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$2,631,580

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$18,148,829
{38} Step-down Amount								{38}	(2,631,580)
{39} Principal Distributable Amount								{39}		$15,517,249

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.400000%	32	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	32	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$84,215,401	0	1.82000%	30	30/360	127,727
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	18,484,374
{49} Liquidation Proceeds collected during period								{49}	1,404,503
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	5,567
{51} Investment Earnings - Collection Account								{51}	15,971
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	30,965
{53} Collection of Supplemental Servicing - Extension Fees								{53}	128,030
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	160,420
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	124,601
{56} Total Available Funds								{56}		20,354,431

Distributions:
{57} Base Servicing Fee								{57}	684,442
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	160,420
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	124,601
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	127,727
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Noteholders’ Principal Distributable Amount								{76}	15,517,249
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	3,149,839
{81} Total Distributions								{81}		$20,354,431

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{82}	Class A	$0	$346,886,728	$0	$19,384,335	$0
{83}	Class B	84,215,401	346,886,728	0	19,256,608	0
{84}	Class C	198,495,401	346,886,728	0	19,028,048	0
{85}	Class D	310,875,401	346,886,728	0	18,747,098	0
{86}	Class E	337,545,401	346,886,728	0	18,667,088	0
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds		{88}	$3,149,839
{89} Pro-Forma Note Balance (Calculated after Step-Down)		{89}	322,028,152
{90} Required Pro Forma Note Balance		{90}	322,028,152
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance		{91}	0
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance		{92}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

				Current
{93} Specified Reserve Balance				$25,440,000

{94} Beginning of period Reserve Account balance		{94}		$25,440,000
{95} The Reserve Account Deposit, from Collection Account		{95}	0
{96} Investment Earnings		{96}	30,965
{97} Investment Earnings - transferred to Collection Account Available Funds		{97}	(30,965)
{98} Reserve Account Withdrawal Amount		{98}	0

{99} End of period Reserve Account balance		{99}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance		{100}	$346,886,728
{101} End of Period Note Balance		{101}	322,028,152
{102} Overcollateralization		{102}	24,858,576
{103} Overcollateralization %		{103}		7.17%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{104} Original Number of Receivables		{104}	63,313
{105} Beginning of period number of Receivables		{105}	0	26,634
{106} Number of Receivables becoming Liquidated Receivables during period		{106}	9,681	234
{107} Number of Receivables becoming Purchased Receivables during period		{107}	11	1
{108} Number of Receivables paid off during period		{108}	27,734	512
{109} End of period number of Receivables		{109}	25,887	25,887

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

		Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables	{110}	12.67%	12.44%	12.45%
{111} Weighted Average Remaining Term of the Receivables	{111}	66.00	36.31	35.43
{112} Weighted Average Original Term of Receivables	{112}	71.00	71.00	71.00
{113} Average Receivable Balance	{113}	$20,091	$13,706	$13,400
{114} Net Losses in Period	{114}	$0	$1,765,333	$1,795,855
{115} Aggregate Realized Losses	{115}	$0	$84,272,270	$86,068,125
{116} Aggregate Realized Loss Percentage	{116}		6.625%	6.766%
{117} ABS Prepay Speed	{117}		1.2281	1.3147

XIII. DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days	{118}	2,798	$42,492,475	11.64%
{119} 61-90 days	{119}	656	9,012,691	2.47%
{120} 91-120 days	{120}	225	2,769,944	0.76%
{121} Total	{121}	3,679	$54,275,110	14.87%

XIV. EXTENSIONS
{122} Principal Balance of Receivables extended during current period	{122}		$16,038,899
{123} Beginning of Period Aggregate Principal Balance	{123}		365,035,557
{124} Extension Rate {122} divided by {123}	{124}			4.39%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	April 4, 2018

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